UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:	011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 98.4%

ARGENTINA — 1.5%
MercadoLibre, Inc.	122,762	$43,751,149

AUSTRIA — 1.9%
ams AG (a)	524,481	55,075,896

BELGIUM — 1.5%
Umicore SA	825,330	43,722,062

CHINA — 15.2%
Alibaba Group Holding Ltd. ADR (a)	683,570	125,462,438
Baidu, Inc. ADR (a)	497,507	111,038,587
Ctrip.com International Ltd. ADR (a)	378,340	17,638,211
New Oriental Education & Technology Group, Inc. ADR	504,828	44,248,174
Tencent Holdings Ltd.	2,612,400	140,232,508
		438,619,918
DENMARK — 4.0%
Chr. Hansen Holding A/S	277,034	23,976,506
Genmab A/S (a)	291,822	62,871,575
Novozymes A/S, B Shares	535,523	27,879,477
		114,727,558
FRANCE — 6.8%
Essilor International SA	175,744	23,708,003
Kering	204,930	98,288,059
L’Oreal SA	333,281	75,274,467
		197,270,529
GERMANY — 8.2%
Aixtron SE (a)	1,098,288	21,251,907
BASF SE	422,654	42,864,495
Delivery Hero AG 144A (a)(b)	481,588	23,257,342
Dialog Semiconductor PLC (a)	301,806	7,187,676
MorphoSys AG (a)	189,625	19,403,085
Rocket Internet SE 144A (a)(b)	702,864	21,583,859
Zalando SE 144A (a)(b)	1,878,721	102,519,434
		238,067,798
HONG KONG — 5.2%
AIA Group Ltd.	13,803,800	118,004,246
Hong Kong Exchanges & Clearing Ltd.	966,201	31,823,814
		149,828,060
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	487,887	13,742,857

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
ISRAEL — 1.3%
Wix.com Ltd. (a)	457,351	$36,382,272

ITALY — 8.5%
Ferrari NV	1,097,769	131,964,840
Fiat Chrysler Automobiles NV (a)	5,583,924	113,891,472
		245,856,312
JAPAN — 16.2%
Don Quijote Holdings Co., Ltd.	577,500	33,096,678
M3, Inc.	2,316,300	106,429,167
Nidec Corp.	311,300	47,911,795
Pigeon Corp.	602,800	27,235,620
Rakuten, Inc.	3,908,600	32,299,214
SBI Holdings, Inc.	969,500	22,779,395
SMC Corp.	143,800	58,497,708
SoftBank Group Corp.	1,355,300	101,093,537
Sysmex Corp.	432,600	39,306,877
		468,649,991
NETHERLANDS — 5.5%
ASML Holding NV	798,895	158,415,945

NORWAY — 0.6%
Schibsted ASA, Class A	322,112	9,074,742
Schibsted ASA, Class B	295,741	7,569,473
		16,644,215
PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	802,592	14,598,037

SPAIN — 4.9%
Banco Bilbao Vizcaya Argentaria SA	5,021,521	39,768,332
Distribuidora Internacional de Alimentacion SA	1,899,507	8,073,764
Inditex SA	2,989,161	93,975,288
		141,817,384
SWEDEN — 8.5%
Alfa Laval AB	1,065,826	25,258,005
Atlas Copco AB, A Shares	2,150,640	93,406,170
Elekta AB, B Shares	1,505,361	16,115,994
Kinnevik AB, B Shares	1,432,888	51,767,705
Svenska Handelsbanken AB, A Shares	4,803,747	60,127,733
		246,675,607
SWITZERLAND — 1.5%
Compagnie Financiere Richemont SA	494,374	44,425,371

UNITED KINGDOM — 4.2%
Ocado Group PLC (a)	2,635,358	19,672,199

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
UNITED KINGDOM (continued)
Rolls-Royce Holdings PLC (a)	5,941,621	$72,642,827
Standard Chartered PLC	2,841,385	28,477,327
		120,792,353
UNITED STATES — 1.9%
TAL Education Group ADR	1,503,514	55,765,334
Total Common Stocks
(cost $1,427,955,271)		2,844,828,648
PREFERRED STOCKS — 0.6%
GERMANY — 0.6%
Sartorius AG
(cost $13,120,094)	127,000	17,771,890
TOTAL INVESTMENTS — 99.0%
(cost $1,441,075,365)		$2,862,600,538
Other assets less liabilities — 1.0%		29,569,776
NET ASSETS — 100.0%		$2,892,170,314

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $147,360,635 representing 5.1% of net assets.

ADR	-	American Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$43,751,149	$–	$–	$43,751,149
Austria	–	55,075,896	–	55,075,896
Belgium	–	43,722,062	–	43,722,062
China	298,387,410	140,232,508	–	438,619,918
Denmark	–	114,727,558	–	114,727,558
France	–	197,270,529	–	197,270,529
Germany	–	238,067,798	–	238,067,798
Hong Kong	–	149,828,060	–	149,828,060
India	–	13,742,857	–	13,742,857
Israel	36,382,272	–	–	36,382,272
Italy	–	245,856,312	–	245,856,312
Japan	–	468,649,991	–	468,649,991
Netherlands	–	158,415,945	–	158,415,945
Norway	–	16,644,215	–	16,644,215
Portugal	–	14,598,037	–	14,598,037
Spain	–	141,817,384	–	141,817,384
Sweden	–	246,675,607	–	246,675,607
Switzerland	–	44,425,371	–	44,425,371
United Kingdom	–	120,792,353	–	120,792,353

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
United States	$55,765,334	$–	$–	$55,765,334
Total Common Stocks	434,286,165	2,410,542,483	–	2,844,828,648
Preferred Stocks
Germany	–	17,771,890	–	17,771,890
Total	$434,286,165	$2,428,314,373	$–	$2,862,600,538

For the EAFE Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $403,017, $2,239,988,013 and $521,802,774, respectively. $111,220,554 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$403,017
Purchases	—
Sales	(404,974)
Realized gain (loss)	9,449
Change in unrealized gain (loss)	(7,492)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at March 31, 2018	$—
Change in unrealized gain (loss) related to Investments still held at March 31, 2018	—

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 97.2%

AUSTRALIA — 6.7%
Brambles Ltd.	571,874	$4,413,641
Cochlear Ltd.	46,893	6,585,997
Mesoblast Ltd. (a)	76,279	88,079
SEEK Ltd.	231,441	3,338,161
Treasury Wine Estates Ltd.	286,068	3,737,545
		18,163,423
BRAZIL — 0.9%
Raia Drogasil SA	103,000	2,331,457

CHINA — 5.7%
Alibaba Group Holding Ltd. ADR (a)	25,954	4,763,597
Baidu, Inc. ADR (a)	14,116	3,150,550
Ctrip.com International Ltd. ADR (a)	57,769	2,693,191
JD.com, Inc. ADR (a)	58,596	2,372,552
Tsingtao Brewery Co., Ltd., Class H	465,943	2,447,013
		15,426,903
DENMARK — 3.5%
Novo Nordisk A/S, B Shares	59,994	2,950,856
Novozymes A/S, B Shares	129,240	6,728,271
		9,679,127
FINLAND — 1.3%
Kone Oyj, B Shares	70,880	3,537,474

FRANCE — 2.5%
Legrand SA	85,981	6,746,136

GERMANY — 6.3%
adidas AG	24,705	6,010,669
Infineon Technologies AG	189,771	5,103,561
Zalando SE 144A (a)(b)	110,915	6,052,492
		17,166,722
HONG KONG — 2.9%
AIA Group Ltd.	919,800	7,863,074

INDIA — 1.4%
Mahindra & Mahindra Ltd. GDR	241,429	2,776,433
MakeMytrip Ltd. (a)	30,741	1,066,713
		3,843,146
JAPAN — 20.8%
Advantest Corp.	154,100	3,240,871
DENSO Corp.	74,900	4,119,836
Kakaku.com, Inc.	191,500	3,389,044
Kao Corp.	52,600	3,948,866

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
JAPAN (continued)
MS&AD Insurance Group Holdings, Inc.	166,000	$5,156,544
Nidec Corp.	19,900	3,062,784
Olympus Corp.	90,300	3,452,989
Pigeon Corp.	95,500	4,314,867
Shimano, Inc.	27,000	3,896,269
Shiseido Co., Ltd.	147,600	9,478,433
SMC Corp.	15,400	6,264,706
SoftBank Group Corp.	38,100	2,841,927
Sugi Holdings Co., Ltd.	31,100	1,751,407
Suruga Bank Ltd.	117,900	1,654,622
		56,573,165
NETHERLANDS — 1.4%
ASML Holding NV	18,963	3,760,246

PORTUGAL — 1.9%
Jeronimo Martins SGPS SA	292,212	5,314,932

SINGAPORE — 3.7%
Jardine Matheson Holdings Ltd.	41,200	2,539,004
Jardine Strategic Holdings Ltd.	39,900	1,533,904
United Overseas Bank Ltd.	282,273	5,939,651
		10,012,559
SOUTH AFRICA — 3.1%
Clicks Group Ltd.	198,092	3,060,354
Naspers Ltd., N Shares	22,532	5,513,874
		8,574,228
SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd. GDR 144A (b)	1,896	2,193,187

SPAIN — 2.7%
Distribuidora Internacional de Alimentacion SA	404,083	1,717,535
Inditex SA	183,145	5,757,838
		7,475,373
SWEDEN — 7.1%
Atlas Copco AB, A Shares	17,744	770,654
Atlas Copco AB, B Shares	171,947	6,713,783
Investor AB, B Shares	126,628	5,625,265
Svenska Handelsbanken AB, A Shares	496,598	6,215,838
		19,325,540
SWITZERLAND — 7.2%
Compagnie Financiere Richemont SA	67,582	6,073,045
Mettler-Toledo International, Inc. (a)	11,827	6,800,880
Schindler Holding AG, Participating Certificates	24,986	5,391,172

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
SWITZERLAND (continued)
u-blox Holding AG (a)	7,417	$1,336,309
		19,601,406
TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	135,711	5,938,713

UNITED KINGDOM — 15.1%
ASOS PLC (a)	55,619	5,440,995
Auto Trader Group PLC 144A (b)	847,898	4,167,768
Burberry Group PLC	115,247	2,747,078
Hargreaves Lansdown PLC	277,169	6,362,015
HomeServe PLC	229,247	2,377,917
Intertek Group PLC	60,788	3,979,063
John Wood Group PLC	278,993	2,119,959
Johnson Matthey PLC	97,821	4,173,153
Jupiter Fund Management PLC	411,401	2,727,375
Rightmove PLC	86,939	5,307,105
Weir Group PLC (The)	60,035	1,682,875
		41,085,303
Total Common Stocks
(cost $184,424,717)		264,612,114
PREFERRED STOCKS — 1.3%
GERMANY — 1.3%
Sartorius AG
(cost $3,109,957)	25,393	3,553,398
TOTAL INVESTMENTS — 98.5%
(cost $187,534,674)		$268,165,512
Other assets less liabilities — 1.5%		4,169,318
NET ASSETS — 100.0%		$272,334,830

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $12,413,447 representing 4.6% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$–	$18,163,423	$–	$18,163,423
Brazil	–	2,331,457	–	2,331,457
China	12,979,890	2,447,013	–	15,426,903
Denmark	–	9,679,127	–	9,679,127
Finland	–	3,537,474	–	3,537,474
France	–	6,746,136	–	6,746,136
Germany	–	17,166,722	–	17,166,722
Hong Kong	–	7,863,074	–	7,863,074
India	3,843,146	–	–	3,843,146
Japan	–	56,573,165	–	56,573,165
Netherlands	–	3,760,246	–	3,760,246
Portugal	–	5,314,932	–	5,314,932
Singapore	–	10,012,559	–	10,012,559
South Africa	–	8,574,228	–	8,574,228
South Korea	–	2,193,187	–	2,193,187
Spain	–	7,475,373	–	7,475,373
Sweden	–	19,325,540	–	19,325,540
Switzerland	6,800,880	12,800,526	–	19,601,406
Taiwan	5,938,713	–	–	5,938,713

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Choice Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
United Kingdom	$–	$41,085,303	$–	$41,085,303
Total Common Stocks	29,562,629	235,049,485	–	264,612,114
Preferred Stocks
Germany	–	3,553,398	–	3,553,398
Total	$29,562,629	$238,602,883	$–	$268,165,512

For the EAFE Choice Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $249,462,930 and $55,303,104, respectively. $22,407,210 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 97.1%

AUSTRALIA — 7.4%
Brambles Ltd.	561,463	$4,333,291
Cochlear Ltd.	58,958	8,280,494
Mesoblast Ltd. (a)	79,609	91,924
SEEK Ltd.	290,644	4,192,068
Treasury Wine Estates Ltd.	406,875	5,315,916
		22,213,693
DENMARK — 3.9%
Novo Nordisk A/S, B Shares	76,615	3,768,374
Novozymes A/S, B Shares	148,784	7,745,737
		11,514,111
FINLAND — 1.4%
Kone Oyj, B Shares	86,169	4,300,517

FRANCE — 2.6%
Legrand SA	97,887	7,680,290

GERMANY — 7.9%
adidas AG	33,695	8,197,915
Infineon Technologies AG	283,875	7,634,325
Zalando SE 144A (a)(b)	139,731	7,624,944
		23,457,184
HONG KONG — 2.9%
AIA Group Ltd.	1,012,800	8,658,101

JAPAN — 23.9%
Advantest Corp.	184,500	3,880,213
DENSO Corp.	92,200	5,071,414
Kakaku.com, Inc.	229,600	4,063,313
Kao Corp.	83,200	6,246,114
MS&AD Insurance Group Holdings, Inc.	231,400	7,188,097
Nidec Corp.	24,200	3,724,592
Olympus Corp.	124,600	4,764,590
Pigeon Corp.	105,600	4,771,203
Shimano, Inc.	45,700	6,594,796
Shiseido Co., Ltd.	161,400	10,364,628
SMC Corp.	17,600	7,159,664
SoftBank Group Corp.	48,900	3,647,513
Sugi Holdings Co., Ltd.	34,500	1,942,879
Suruga Bank Ltd.	141,200	1,981,617
		71,400,633
NETHERLANDS — 2.2%
ASML Holding NV	33,155	6,574,432

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
PORTUGAL — 2.1%
Jeronimo Martins SGPS SA	352,104	$6,404,284

SINGAPORE — 4.3%
Jardine Matheson Holdings Ltd.	84,800	5,225,912
United Overseas Bank Ltd.	363,489	7,648,615
		12,874,527
SPAIN — 3.3%
Distribuidora Internacional de Alimentacion SA	568,569	2,416,676
Inditex SA	236,731	7,442,511
		9,859,187
SWEDEN — 8.5%
Atlas Copco AB, A Shares	191,134	8,301,294
Atlas Copco AB, B Shares	35,100	1,370,503
Investor AB, B Shares	171,035	7,597,982
Svenska Handelsbanken AB, A Shares	649,940	8,135,195
		25,404,974
SWITZERLAND — 8.0%
Compagnie Financiere Richemont SA	86,610	7,782,936
Mettler-Toledo International, Inc. (a)	13,678	7,865,261
Schindler Holding AG	31,027	6,694,624
u-blox Holding AG (a)	8,775	1,580,978
		23,923,799
UNITED KINGDOM — 18.7%
ASOS PLC (a)	85,904	8,403,662
Auto Trader Group PLC 144A (b)	992,459	4,878,345
Burberry Group PLC	164,429	3,919,402
Hargreaves Lansdown PLC	393,106	9,023,182
HomeServe PLC	286,819	2,975,095
Intertek Group PLC	87,614	5,735,040
John Wood Group PLC	298,451	2,267,813
Johnson Matthey PLC	143,525	6,122,937
Jupiter Fund Management PLC	492,799	3,267,001
Rightmove PLC	120,602	7,362,029
Weir Group PLC (The)	66,894	1,875,144
		55,829,650
Total Common Stocks
(cost $239,355,463)		290,095,382
PREFERRED STOCKS — 1.4%
GERMANY — 1.4%
Sartorius AG
(cost $3,644,081)	30,060	4,206,480

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

Value

TOTAL INVESTMENTS — 98.5%
(cost $242,999,544)	$294,301,862
Other assets less liabilities — 1.5%	4,569,295
NET ASSETS — 100.0%	$298,871,157

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $12,503,289 representing 4.2% of net assets.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$–	$22,213,693	$–	$22,213,693

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford EAFE Pure Fund

Denmark	–	11,514,111	–	11,514,111
Finland	–	4,300,517	–	4,300,517
France	–	7,680,290	–	7,680,290
Germany	–	23,457,184	–	23,457,184
Hong Kong	–	8,658,101	–	8,658,101
Japan	–	71,400,633	–	71,400,633
Netherlands	–	6,574,432	–	6,574,432
Portugal	–	6,404,284	–	6,404,284
Singapore	–	12,874,527	–	12,874,527
Spain	–	9,859,187	–	9,859,187
Sweden	–	25,404,974	–	25,404,974
Switzerland	7,865,261	16,058,538	–	23,923,799
United Kingdom	–	55,829,650	–	55,829,650
Total Common Stocks	7,865,261	282,230,121	–	290,095,382
Preferred Stocks
Germany	–	4,206,480	–	4,206,480
Total	$7,865,261	$286,436,601	$–	$294,301,862

For the EAFE Pure Fund fair value of Level 2 and Level 1 investments at December 31, 2017 was $277,314,529 and $23,498,798, respectively. $14,876,319 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 92.7%
ARGENTINA — 1.5%
MercadoLibre, Inc.	76,035	$27,098,114
BRAZIL — 5.1%
B3 SA - Brasil Bolsa Balcao	1,355,200	10,988,718
Banco Bradesco SA ADR	3,201,918	38,038,786
Kroton Educacional SA	1,292,400	5,343,489
Petroleo Brasileiro SA ADR (a)	2,739,365	38,734,621
		93,105,614
CANADA — 0.4%
Valeura Energy, Inc. (a)	2,501,900	8,039,637
CHINA — 30.2%
Alibaba Group Holding Ltd. ADR (a)	533,506	97,919,691
China Merchants Bank Co., Ltd., Class H	11,767,000	48,843,291
China Vanke Co., Ltd., Class H	4,841,500	22,293,340
CNOOC Ltd.	48,683,000	72,084,387
Geely Automobile Holdings Ltd.	4,695,000	13,757,471
JD.com, Inc. ADR (a)	577,971	23,402,046
Minth Group Ltd.	2,336,000	10,717,794
Ping An Insurance Group Co. of China Ltd., Class H	7,977,500	82,253,432
Shenzhou International Group Holdings Ltd.	972,000	10,298,204
SINA Corp. (a)	100,742	10,504,368
Sohu.com, Inc. (a)	144,558	4,469,733
Tencent Holdings Ltd.	2,375,300	127,505,082
ZTE Corp., Class H (a)	7,936,200	26,134,118
		550,182,957
HONG KONG — 4.7%
AAC Technologies Holdings, Inc.	842,000	15,429,288
Brilliance China Automotive Holdings Ltd.	7,362,000	15,543,279
China Taiping Insurance Holdings Co., Ltd.	2,861,750	9,613,294
Haier Electronics Group Co., Ltd. (a)	4,708,300	16,880,034
Kingsoft Corp. Ltd.	3,453,000	11,123,743
Sunny Optical Technology Group Co., Ltd.	865,000	16,231,124
		84,820,762
INDIA — 12.3%
Ambuja Cements Ltd.	1,981,244	7,110,745
Asian Paints Ltd.	686,261	11,841,551
Housing Development Finance Corp., Ltd.	1,778,276	50,090,681
ICICI Bank Ltd.	4,856,802	21,077,717
Mahindra & Mahindra Ltd.	1,516,889	17,273,002
Maruti Suzuki India Ltd.	152,540	20,840,022

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
INDIA (continued)
Reliance Industries Ltd.	4,794,205	$65,437,927
Tata Consultancy Services Ltd.	484,515	21,231,379
UltraTech Cement Ltd.	149,213	9,082,119
		223,985,143
INDONESIA — 2.0%
Bank Mandiri Persero Tbk PT	21,626,900	12,127,323
Bank Rakyat Indonesia Persero Tbk PT (a)	91,929,900	24,126,046
		36,253,369
MEXICO — 3.8%
Alfa SAB de CV, Class A	9,721,900	12,454,513
Cemex SAB de CV ADR (a)	2,943,138	19,483,574
Grupo Financiero Banorte SAB de CV, Class O	3,741,400	22,870,285
Wal-Mart de Mexico SAB de CV	5,514,060	14,030,826
		68,839,198
PERU — 0.0%
Credicorp Ltd.	1,719	390,282
PHILIPPINES — 0.6%
Ayala Land, Inc.	6,596,100	5,219,769
SM Prime Holdings, Inc.	9,633,200	6,263,141
		11,482,910
POLAND — 0.0%
KGHM Polska Miedz SA	26,736	680,984
RUSSIA — 7.6%
Magnit PJSC GDR Reg S	477,910	8,867,487
MMC Norilsk Nickel PJSC ADR	2,316,896	43,003,038
Sberbank of Russia PJSC ADR	4,622,767	86,341,268
		138,211,793
SOUTH AFRICA — 2.1%
Naspers Ltd., N Shares	159,663	39,071,618
SOUTH KOREA — 10.0%
DB Insurance Co., Ltd.	161,333	10,022,761
Doosan Bobcat, Inc.	342,371	10,210,892
Hyundai Marine & Fire Insurance Co., Ltd.	264,999	9,828,920
LG Chem Ltd.	52,046	18,998,314
NAVER Corp.	25,173	18,734,347
NCSoft Corp.	39,893	15,437,775
Netmarble Games Corp. 144A (b)	70,016	9,724,513
Orion Corp.	99,699	12,033,872
Samsung Electronics Co., Ltd.	26,944	62,954,017

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
SOUTH KOREA (continued)
Samsung Fire & Marine Insurance Co., Ltd.	56,818	$14,333,768
		182,279,179
TAIWAN — 8.5%
Advanced Semiconductor Engineering, Inc.	5,371,332	7,836,562
Eclat Textile Co., Ltd.	479,360	5,635,714
Hon Hai Precision Industry Co., Ltd.	9,002,848	28,079,624
Largan Precision Co., Ltd.	108,000	12,572,454
Pegatron Corp.	3,640,000	9,161,545
Taiwan Semiconductor Manufacturing Co., Ltd.	10,728,310	90,870,941
		154,156,840
THAILAND — 2.7%
Kasikornbank PCL NVDR	2,989,000	20,340,562
Siam Commercial Bank PCL NVDR	6,292,600	28,931,138
		49,271,700
TURKEY — 1.0%
Turkiye Garanti Bankasi AS	6,568,005	18,211,976
UNITED STATES — 0.2%
Weibo Corp. ADR (a)	24,224	2,895,737
Total Common Stocks
(cost $1,117,392,181)		1,688,977,813
PREFERRED STOCKS — 4.3%
BRAZIL — 2.1%
Banco Bradesco SA	3,125,329	37,411,744
SOUTH KOREA — 2.2%
Samsung Electronics Co., Ltd.	21,309	40,975,781
Total Preferred Stocks
(cost $40,457,103)		78,387,525
TOTAL INVESTMENTS — 97.0%
(cost $1,157,849,284)		$1,767,365,338
Other assets less liabilities — 3.0%		53,826,653
NET ASSETS — 100.0%		$1,821,191,991

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $9,724,513 representing 0.5% of net assets.

ADR   -  American Depositary Receipt.

GDR   -  Global Depositary Receipt.

NVDR-  Non-Voting Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$27,098,114	$–	$–	$27,098,114
Brazil	76,773,407	16,332,207	–	93,105,614
Canada	8,039,637	–	–	8,039,637

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
China	$136,295,838	$413,887,119	$–	$550,182,957
Hong Kong	–	84,820,762	–	84,820,762
India	–	223,985,143	–	223,985,143
Indonesia	–	36,253,369	–	36,253,369
Mexico	68,839,198	–	–	68,839,198
Peru	390,282	–	–	390,282
Philippines	–	11,482,910	–	11,482,910
Poland	–	680,984	–	680,984
Russia	–	138,211,793	–	138,211,793
South Africa	–	39,071,618	–	39,071,618
South Korea	–	182,279,179	–	182,279,179
Taiwan	–	154,156,840	–	154,156,840
Thailand	–	49,271,700	–	49,271,700
Turkey	–	18,211,976	–	18,211,976
United States	2,895,737	–	–	2,895,737
Total Common Stocks	320,332,213	1,368,645,600	–	1,688,977,813
Preferred Stocks
Brazil	–	37,411,744	–	37,411,744
South Korea	–	40,975,781	–	40,975,781
Total Preferred Stocks	–	78,387,525	–	78,387,525
Total	$320,332,213	$1,447,033,125	$–	$1,767,365,338

For the Emerging Markets Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $1,326,258,652 and $370,623,002, respectively. $10,704,597 was transferred out of Level 2 into Level 1 and $94,063,515 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 95.4%
AUSTRALIA — 0.5%
Orica Ltd.	338,819	$4,663,722
BRAZIL — 0.7%
B3 SA - Brasil Bolsa Balcao	793,800	6,436,574
CANADA — 1.5%
Fairfax Financial Holdings Ltd.	19,357	9,812,144
Ritchie Bros. Auctioneers, Inc.	146,535	4,611,457
		14,423,601
CHINA — 5.8%
58.com, Inc. ADR (a)	93,933	7,501,489
Alibaba Group Holding Ltd. ADR (a)	118,828	21,809,691
Baidu, Inc. ADR (a)	46,390	10,353,784
China Biologic Products Holdings, Inc. (a)	25,030	2,027,430
Ctrip.com International Ltd. ADR (a)	163,119	7,604,608
NetEase, Inc.	15,001	4,206,130
Tsingtao Brewery Co., Ltd., Class H	440,000	2,310,767
		55,813,899
DENMARK — 1.2%
A P Moller - Maersk A/S, B Shares (a)	4,033	6,293,817
Genmab A/S (a)	24,331	5,241,991
		11,535,808
FRANCE — 1.9%
Bureau Veritas SA	328,734	8,545,143
Pernod Ricard SA	60,891	10,133,391
		18,678,534
GERMANY — 3.5%
Deutsche Boerse AG	56,499	7,723,611
Infineon Technologies AG	198,689	5,343,395
SAP SE	195,151	20,487,337
		33,554,343
HONG KONG — 2.5%
AIA Group Ltd.	2,340,600	20,009,036
Sands China Ltd.	783,200	4,256,171
		24,265,207
INDIA — 2.8%
Housing Development Finance Corp., Ltd.	451,595	12,720,579
ICICI Bank Ltd.	3,249,960	14,104,289
		26,824,868
IRELAND — 3.8%
Bank of Ireland Group PLC (a)	1,067,308	9,352,715

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
IRELAND (continued)
CRH PLC	419,334	$14,175,025
Ryanair Holdings PLC ADR (a)	104,862	12,882,297
		36,410,037
ITALY — 1.3%
Fiat Chrysler Automobiles NV (a)	621,960	12,685,692
JAPAN — 7.6%
Advantest Corp.	327,600	6,889,743
CyberAgent, Inc.	179,300	9,316,163
Kansai Paint Co., Ltd.	174,700	4,083,301
LINE Corp. (a)	89,600	3,526,236
MS&AD Insurance Group Holdings, Inc.	412,100	12,801,274
Olympus Corp.	233,000	8,909,707
Persol Holdings Co., Ltd.	197,000	5,724,172
Rohm Co., Ltd.	69,900	6,634,967
SMC Corp.	23,200	9,437,739
Sumitomo Mitsui Trust Holdings, Inc.	140,800	5,755,783
		73,079,085
NETHERLANDS — 1.5%
Philips Lighting NV 144A (b)	256,860	9,657,195
Yandex NV, Class A (a)	117,954	4,653,285
		14,310,480
NORWAY — 0.8%
Schibsted ASA, Class A	224,374	6,321,205
Schibsted ASA, Class B	57,730	1,477,596
		7,798,801
RUSSIA — 1.1%
Mail.Ru Group Ltd. GDR Reg S (a)	8,999	313,483
Sberbank of Russia PJSC ADR	573,832	10,717,690
		11,031,173
SINGAPORE — 0.5%
Jardine Matheson Holdings Ltd.	81,200	5,004,057
SOUTH AFRICA — 3.9%
MTN Group Ltd.	187,495	1,884,967
Naspers Ltd., N Shares	144,270	35,304,750
		37,189,717
SOUTH KOREA — 1.2%
Samsung Electronics Co., Ltd. GDR 144A (b)	9,771	11,302,548
SPAIN — 0.3%
Distribuidora Internacional de Alimentacion SA	651,394	2,768,719

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
SWEDEN — 1.9%
Atlas Copco AB, B Shares	285,876	$11,162,215
Svenska Handelsbanken AB, A Shares	534,948	6,695,859
		17,858,074
SWITZERLAND — 2.5%
Compagnie Financiere Richemont SA	98,395	8,841,958
OC Oerlikon Corp. AG (a)	299,154	5,287,696
Schindler Holding AG, Participating Certificates	47,962	10,348,650
		24,478,304
TAIWAN — 3.1%
HTC Corp. (a)	1,336,000	3,070,566
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	623,793	27,297,182
		30,367,748
UNITED KINGDOM — 3.5%
Hays PLC.	1,841,896	4,872,587
Prudential PLC	1,174,079	29,338,618
		34,211,205
UNITED STATES — 42.0%
ABIOMED, Inc. (a)	28,830	8,389,242
Advanced Micro Devices, Inc. (a)	278,648	2,800,412
Alnylam Pharmaceuticals, Inc. (a)	38,316	4,563,436
Alphabet, Inc., Class C (a)	16,597	17,124,619
Amazon.com, Inc. (a)	29,064	42,065,490
Anthem, Inc.	95,964	21,083,291
Apache Corp.	327,376	12,597,429
Arthur J Gallagher & Co.	137,417	9,444,670
Autohome, Inc. ADR	66,557	5,719,909
C.H. Robinson Worldwide, Inc.	90,092	8,442,521
EOG Resources, Inc.	90,968	9,576,201
Facebook, Inc., Class A (a)	72,733	11,622,006
First Republic Bank	78,924	7,309,152
GrubHub, Inc. (a)	107,430	10,900,922
Howard Hughes Corp. (The) (a)	34,016	4,732,646
Interactive Brokers Group, Inc., Class A	85,106	5,722,527
Kirby Corp. (a)	62,491	4,808,683
LendingTree, Inc. (a)	17,395	5,708,169
Leucadia National Corp.	274,243	6,233,543
Lincoln Electric Holdings, Inc.	43,485	3,911,476
Markel Corp. (a)	9,277	10,856,409
MarketAxess Holdings, Inc.	38,636	8,401,012
Martin Marietta Materials, Inc.	35,942	7,450,777
Mastercard, Inc., Class A	90,145	15,789,798

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
UNITED STATES (continued)
Moody’s Corp.	127,689	$20,596,236
Myriad Genetics, Inc. (a)	195,431	5,774,986
Netflix, Inc. (a)	18,578	5,487,012
NOW, Inc. (a)	203,555	2,080,332
NVIDIA Corp.	31,721	7,346,266
ResMed, Inc.	98,569	9,706,089
Royal Caribbean Cruises Ltd.	144,337	16,994,238
Seattle Genetics, Inc. (a)	130,786	6,845,339
SiteOne Landscape Supply, Inc. (a)	79,089	6,093,017
Stericycle, Inc. (a)	46,358	2,713,334
TD Ameritrade Holding Corp.	145,015	8,589,238
Teradyne, Inc.	150,211	6,866,145
Tesla, Inc. (a)	24,441	6,504,483
Thermo Fisher Scientific, Inc.	47,624	9,832,451
Verisk Analytics, Inc. (a)	84,727	8,811,608
Visa, Inc., Class A	119,570	14,302,963
Wabtec Corp.	80,699	6,568,899
Waters Corp. (a)	48,764	9,686,969
Zillow Group, Inc., Class C (a)	80,999	4,357,746
		404,411,691
Total Common Stocks
(cost $603,087,153)		919,103,887
PREFERRED STOCKS — 1.2%
BRAZIL — 1.2%
Banco Bradesco SA
(cost $8,663,863)	921,100	11,026,026
TOTAL INVESTMENTS — 96.6% (cost $611,751,016)		$930,129,913
Other assets less liabilities — 3.4%		33,146,952
NET ASSETS — 100.0%		$963,276,865

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $20,959,743 representing 2.2% of net assets.

ADR   -   American Depositary Receipt.

GDR   -   Global Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$–	$4,663,722	$–	$4,663,722
Brazil	–	6,436,574	–	6,436,574
Canada	14,423,601	–	–	14,423,601

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
China	$53,503,132	$2,310,767	$–	$55,813,899
Denmark	–	11,535,808	–	11,535,808
France	10,133,391	8,545,143	–	18,678,534
Germany	–	33,554,343	–	33,554,343
Hong Kong	–	24,265,207	–	24,265,207
India	–	26,824,868	–	26,824,868
Ireland	12,882,297	23,527,740	–	36,410,037
Italy	–	12,685,692	–	12,685,692
Japan	–	73,079,085	–	73,079,085
Netherlands	4,653,285	9,657,195	–	14,310,480
Norway	–	7,798,801	–	7,798,801
Russia	–	11,031,173	–	11,031,173
Singapore	–	5,004,057	–	5,004,057
South Africa	1,884,967	35,304,750	–	37,189,717
South Korea	–	11,302,548	–	11,302,548
Spain	–	2,768,719	–	2,768,719
Sweden	–	17,858,074	–	17,858,074
Switzerland	–	24,478,304	–	24,478,304
Taiwan	27,297,182	3,070,566	–	30,367,748
United Kingdom	–	34,211,205	–	34,211,205
United States	404,411,691	–	–	404,411,691
Total Common Stocks	529,189,546	389,914,341	–	919,103,887
Preferred Stocks
Brazil	–	11,026,026	–	11,026,026
Total	$529,189,546	$400,940,367	$–	$930,129,913

For the Global Alpha Equity Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $38,281, $496,350,853 and $638,764,232, respectively. $14,931,934 was transferred out of Level 2 into Level 1 and $17,546,169 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$38,281
Purchases	—
Sales	(38,467)
Realized gain (loss)	897
Change in unrealized gain (loss)	(711)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at March 31, 2018	$—
Change in unrealized gain (loss) related to Investments still held at March 31, 2018	—

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

	Shares	Value
COMMON STOCKS — 98.5%
CANADA — 0.7%
Shopify, Inc., Class A (a)	184	$22,925
CHINA — 7.7%
Alibaba Group Holding Ltd. ADR (a)	396	72,682
Baidu, Inc. ADR (a)	129	28,792
Ctrip.com International Ltd. ADR (a)	504	23,496
JD.com, Inc. ADR (a)	1,159	46,928
Tencent Holdings Ltd.	1,400	75,151
		247,049
DENMARK — 0.8%
Novozymes A/S, B Shares	517	26,915
FRANCE — 1.2%
Sartorius Stedim Biotech	429	38,729
GERMANY — 2.6%
adidas AG	223	54,256
Zalando SE 144A (a)(b)	551	30,067
		84,323
HONG KONG — 2.3%
AIA Group Ltd.	5,000	42,744
Hong Kong Exchanges & Clearing Ltd.	900	29,643
		72,387
IRELAND — 1.8%
Ryanair Holdings PLC ADR (a)	480	58,968
ISRAEL — 1.3%
Frutarom Industries Ltd.	441	40,549
ITALY — 2.2%
COSMO Pharmaceuticals NV	207	28,622
Yoox Net-A-Porter Group SpA (a)	933	43,385
		72,007
JAPAN — 12.5%
CyberAgent, Inc.	800	41,567
FANUC Corp.	200	51,471
Gree, Inc.	2,600	14,988
Inpex Corp.	4,700	58,324
Kubota Corp.	1,600	28,204
MISUMI Group, Inc.	1,300	36,004
Mitsui O.S.K. Lines Ltd.	500	14,199
Nintendo Co., Ltd.	100	44,427
SoftBank Group Corp.	700	52,214

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

	Shares	Value
JAPAN (continued)
Sumitomo Mitsui Trust Holdings, Inc.	900	$36,791
Yaskawa Electric Corp.	500	22,678
		400,867
NETHERLANDS — 0.9%
IMCD Group NV	445	27,371
SOUTH KOREA — 0.5%
NAVER Corp.	20	14,884
SPAIN — 0.5%
Inditex SA	482	15,153
SWEDEN — 2.0%
Atlas Copco AB, B Shares	1,038	40,529
Svenska Handelsbanken AB, A Shares	1,808	22,631
		63,160
SWITZERLAND — 4.2%
Aryzta AG (a)	644	14,343
Compagnie Financiere Richemont SA	364	32,710
OC Oerlikon Corp. AG (a)	2,946	52,072
Schindler Holding AG, Participating Certificates	167	36,033
		135,158
TAIWAN — 3.2%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	5,750	35,765
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,520	66,515
		102,280
UNITED KINGDOM — 5.7%
Hargreaves Lansdown PLC	1,737	39,871
Just Group PLC	18,447	35,250
Prudential PLC	1,830	45,729
St James’s Place PLC	2,273	34,654
Ted Baker PLC	751	26,341
		181,845
UNITED STATES — 48.4%
ABIOMED, Inc. (a)	212	61,690
Alphabet, Inc., Class A (a)	64	66,377
Amazon.com, Inc. (a)	96	138,945
American Express Co.	368	34,327
C.H. Robinson Worldwide, Inc.	301	28,207
CarMax, Inc. (a)	568	35,182
Celgene Corp. (a)	305	27,209
Chegg, Inc. (a)	1,385	28,614
Ellie Mae, Inc. (a)	248	22,801

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

	Shares	Value
UNITED STATES (continued)
EOG Resources, Inc.	267	$28,107
Facebook, Inc., Class A (a)	501	80,055
Fastenal Co.	588	32,099
First Republic Bank	739	68,439
Fortive Corp.	431	33,411
GrubHub, Inc. (a)	591	59,969
Illumina, Inc. (a)	244	57,686
Interactive Brokers Group, Inc., Class A	829	55,742
iRobot Corp. (a)	325	20,862
LendingTree, Inc. (a)	212	69,568
Markel Corp. (a)	24	28,086
MarketAxess Holdings, Inc.	427	92,847
Martin Marietta Materials, Inc.	197	40,838
Mastercard, Inc., Class A	187	32,755
Netflix, Inc. (a)	216	63,795
NVIDIA Corp.	180	41,686
Seattle Genetics, Inc. (a)	379	19,837
Sherwin-Williams Co. (The)	83	32,546
Tableau Software, Inc., Class A (a)	491	39,683
TD Ameritrade Holding Corp.	768	45,489
Tesla, Inc. (a)	94	25,016
TJX Cos., Inc. (The)	378	30,830
Under Armour, Inc., Class C (a)	721	10,346
Waters Corp. (a)	142	28,208
Watsco, Inc.	247	44,699
Wayfair, Inc., Class A (a)	368	24,851
		1,550,802
TOTAL INVESTMENTS — 98.5%
(cost $2,967,124)		$3,155,372
Other assets less liabilities — 1.5%		48,726
NET ASSETS — 100.0%		$3,204,098

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $30,067 representing 0.9% of net assets.

ADR  -  American Depositary Receipt.

GDR  -  Global Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Canada	$22,925	$–	$–	$22,925
China	171,898	75,151	–	247,049
Denmark	–	26,915	–	26,915
France	–	38,729	–	38,729

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Global Select Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Germany	$–	$84,323	$–	$84,323
Hong Kong	–	72,387	–	72,387
Ireland	58,968	–	–	58,968
Israel	–	40,549	–	40,549
Italy	–	72,007	–	72,007
Japan	–	400,867	–	400,867
Netherlands	–	27,371	–	27,371
South Korea	–	14,884	–	14,884
Spain	–	15,153	–	15,153
Sweden	–	63,160	–	63,160
Switzerland	–	135,158	–	135,158
Taiwan	102,280	–	–	102,280
United Kingdom	61,591	120,254	–	181,845
United States	1,550,802	–	–	1,550,802
Total	$1,968,464	$1,186,908	$–	$3,155,372

For the Global Select Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2017 was $1,126,394 and $1,878,982, respectively. $63,864 was transferred out of Level 2 into Level 1 and $86,458 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Concentrated Growth Fund

	Shares	Value
COMMON STOCKS — 98.4%

ARGENTINA — 3.5%
MercadoLibre, Inc.	106	$37,777

CHINA — 26.2%
Alibaba Group Holding Ltd. ADR (a)	463	84,979
Baidu, Inc. ADR (a)	189	42,183
Ctrip.com International Ltd. ADR (a)	799	37,249
Ping An Insurance Group Co. of China Ltd., Class H	2,500	25,777
Tencent Holdings Ltd.	1,700	91,255
		281,443
DENMARK — 3.2%
Genmab A/S (a)	157	33,825

FRANCE — 11.9%
Hermes International	54	32,009
Kering	141	67,626
L’Oreal SA	124	28,006
		127,641
GERMANY — 9.5%
Delivery Hero AG 144A (a)(b)	622	30,038
Rocket Internet SE 144A (a)(b)	584	17,934
Zalando SE 144A (a)(b)	986	53,805
		101,777
HONG KONG — 1.6%
AIA Group Ltd.	2,000	17,097

ITALY — 5.0%
Ferrari NV	443	53,254

JAPAN — 6.6%
M3, Inc.	900	41,353
SoftBank Group Corp.	400	29,837
		71,190
NETHERLANDS — 8.4%
ASML Holding NV	455	90,224

SPAIN — 4.3%
Inditex SA	1,464	46,026

SWEDEN — 4.6%
Atlas Copco AB, B Shares	580	22,646
Kinnevik AB, B Shares	739	26,699
		49,345
UNITED STATES — 13.6%
Amazon.com, Inc. (a)	38	54,999

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Concentrated Growth Fund

	Shares	Value
UNITED STATES (continued)
Illumina, Inc. (a)	161	$38,064
NVIDIA Corp.	101	23,390
Tesla, Inc. (a)	113	30,073
		146,526
TOTAL INVESTMENTS — 98.4%
(cost $980,094)		$1,056,125
Other assets less liabilities — 1.6%		17,717
NET ASSETS — 100.0%		$1,073,842

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $101,777 representing 9.5% of net assets.

ADR           -           American Depositary Receipt.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Concentrated Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$37,777	$–	$–	$37,777
China	164,411	117,032	–	281,443
Denmark	–	33,825	–	33,825
France	–	127,641	–	127,641
Germany	–	101,777	–	101,777
Hong Kong	–	17,097	–	17,097
Italy	–	53,254	–	53,254
Japan	–	71,190	–	71,190
Netherlands	–	90,224	–	90,224
Spain	–	46,026	–	46,026
Sweden	–	49,345	–	49,345
United States	146,526	–	–	146,526
Total	$348,714	$707,411	$–	$1,056,125

For the International Concentrated Growth Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $605,429 and $380,578, respectively. $50,665 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 96.7%

ARGENTINA — 2.8%
MercadoLibre, Inc.	164,075	$58,474,689

AUSTRALIA — 2.1%
Brambles Ltd.	1,972,115	15,220,500
Cochlear Ltd.	152,608	21,433,386
SEEK Ltd.	510,837	7,367,995
		44,021,881
BRAZIL — 0.8%
Kroton Educacional SA	4,177,100	17,270,416

CANADA — 4.8%
Constellation Software, Inc.	46,655	31,655,581
Fairfax Financial Holdings Ltd.	79,221	40,157,456
Restaurant Brands International, Inc.	308,102	17,534,085
Ritchie Bros. Auctioneers, Inc.	365,837	11,512,891
		100,860,013
CHINA — 2.6%
Alibaba Group Holding Ltd. ADR (a)	164,568	30,204,811
Baidu, Inc. ADR (a)	38,009	8,483,229
Ctrip.com International Ltd. ADR (a)	366,854	17,102,733
		55,790,773
DENMARK — 4.7%
DSV A/S	406,335	32,079,474
Novo Nordisk A/S, B Shares	483,505	23,781,609
Novozymes A/S, B Shares	368,904	19,205,246
Pandora A/S	226,435	24,499,386
		99,565,715
FINLAND — 1.8%
Kone Oyj, B Shares	389,105	19,419,427
Sampo Oyj, A Shares	322,659	17,976,227
		37,395,654
FRANCE — 4.0%
Bureau Veritas SA	698,941	18,168,340
Edenred	684,297	23,801,621
Essilor International SA	123,279	16,630,434
Legrand SA	343,936	26,985,486
		85,585,881
GERMANY — 7.0%
Brenntag AG	254,250	15,136,060
Continental AG	69,392	19,166,889
Deutsche Boerse AG	375,209	51,292,382

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
GERMANY (continued)
MTU Aero Engines AG	104,859	$17,672,723
SAP SE	432,861	45,442,601
		148,710,655
HONG KONG — 3.9%
AIA Group Ltd.	3,310,800	28,302,964
Hang Seng Bank Ltd.	950,900	22,093,775
Hong Kong Exchanges & Clearing Ltd.	1,011,600	33,319,124
		83,715,863
IRELAND — 5.0%
CRH PLC	729,606	24,663,355
James Hardie Industries PLC SE CDI	901,764	16,004,138
Kingspan Group PLC	491,105	20,787,257
Ryanair Holdings PLC ADR (a)	353,795	43,463,716
		104,918,466
JAPAN — 11.5%
DENSO Corp.	432,900	23,811,443
FANUC Corp.	88,200	22,698,549
Japan Exchange Group, Inc.	2,210,300	41,385,976
Nidec Corp.	203,200	31,274,258
Rakuten, Inc.	1,639,200	13,545,738
Shimano, Inc.	184,400	26,610,075
SMC Corp.	82,000	33,357,525
Sumitomo Mitsui Trust Holdings, Inc.	590,300	24,130,958
Toyota Tsusho Corp.	772,600	26,109,623
		242,924,145
NETHERLANDS — 2.9%
Heineken Holding NV	313,180	32,291,830
Unilever NV CVA	515,433	29,093,872
		61,385,702
PERU — 1.1%
Credicorp Ltd.	107,710	24,454,478

RUSSIA — 0.6%
Magnit PJSC GDR Reg S	669,813	12,428,194

SINGAPORE — 1.6%
United Overseas Bank Ltd.	1,597,972	33,624,879

SOUTH AFRICA — 4.4%
Discovery Ltd.	1,819,522	26,249,688
Naspers Ltd., N Shares	273,053	66,819,629
		93,069,317

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
SOUTH KOREA — 4.4%
NAVER Corp.	25,585	$19,040,968
Samsung Electronics Co., Ltd.	31,768	74,225,178
		93,266,146
SPAIN — 3.0%
Bankinter SA	2,188,187	22,528,143
Grifols SA	499,588	14,163,760
Inditex SA	836,965	26,313,079
		63,004,982
SWEDEN — 3.7%
Atlas Copco AB, B Shares	1,220,858	47,669,198
Svenska Handelsbanken AB, A Shares	2,393,284	29,956,353
		77,625,551
SWITZERLAND — 4.9%
Compagnie Financiere Richemont SA	241,984	21,745,134
Credit Suisse Group AG (a)	1,556,253	26,137,310
Nestle SA	583,411	46,113,697
SGS SA	4,276	10,518,657
		104,514,798
TAIWAN — 4.7%
Hon Hai Precision Industry Co., Ltd.	2,044,000	6,375,177
Hon Hai Precision Industry Co., Ltd. GDR Reg S	2,449,928	15,238,552
Taiwan Semiconductor Manufacturing Co., Ltd.	9,143,000	77,443,048
		99,056,777
UNITED KINGDOM — 12.7%
ASOS PLC (a)	178,357	17,447,987
boohoo.com PLC (a)	6,980,379	14,535,242
British American Tobacco PLC	343,154	19,836,613
Burberry Group PLC	569,683	13,579,214
Experian PLC	1,159,214	25,069,884
Ferguson PLC	305,052	22,942,862
Hargreaves Lansdown PLC	852,346	19,564,376
Howden Joinery Group PLC	2,027,262	13,122,204
Just Eat PLC (a)	2,203,542	21,577,878
Prudential PLC	1,162,946	29,060,419
Rio Tinto PLC	913,520	46,355,597
Rolls-Royce Holdings PLC (a)	800,158	9,782,808
St James’s Place PLC	1,120,988	17,090,396
		269,965,480
UNITED STATES — 1.7%
Copa Holdings SA, Class A	185,536	23,865,496

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
UNITED STATES (continued)
PriceSmart, Inc.	141,084	$11,787,568
		35,653,064
Total Common Stocks
(cost $1,228,230,203)		2,047,283,519
PREFERRED STOCKS — 1.2%
BRAZIL — 0.9%
Itau Unibanco Holding SA ADR	1,241,945	19,374,342
SPAIN — 0.3%
Grifols SA, B Shares	271,674	5,769,566
Total Preferred Stocks
(cost $21,040,215)		25,143,908
TOTAL INVESTMENTS — 97.9%
(cost $1,249,270,418)		$2,072,427,427
Other assets less liabilities — 2.1%		44,163,796
NET ASSETS — 100.0%		$2,116,591,223

(a)   Non-income producing security.

ADR	-	American Depositary Receipt.
CDI	-	CHESS Depositary Interest.
CVA	-	Certificate Van Aandelen (Bearer).
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Equity Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$58,474,689	$–	$–	$58,474,689
Australia	–	44,021,881	–	44,021,881
Brazil	–	17,270,416	–	17,270,416
Canada	100,860,013	–	–	100,860,013
China	55,790,773	–	–	55,790,773
Denmark	–	99,565,715	–	99,565,715
Finland	–	37,395,654	–	37,395,654
France	–	85,585,881	–	85,585,881
Germany	–	148,710,655	–	148,710,655
Hong Kong	–	83,715,863	–	83,715,863
Ireland	64,250,973	40,667,493	–	104,918,466
Japan	–	242,924,145	–	242,924,145
Netherlands	–	61,385,702	–	61,385,702
Peru	24,454,478	–	–	24,454,478
Russia	–	12,428,194	–	12,428,194
Singapore	–	33,624,879	–	33,624,879
South Africa	–	93,069,317	–	93,069,317
South Korea	–	93,266,146	–	93,266,146
Spain	–	63,004,982	–	63,004,982

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Sweden	$–	$77,625,551	$–	$77,625,551
Switzerland	–	104,514,798	–	104,514,798
Taiwan	15,238,552	83,818,225	–	99,056,777
United Kingdom	–	269,965,480	–	269,965,480
United States	35,653,064	–	–	35,653,064
Total Common Stocks	354,722,542	1,692,560,977	–	2,047,283,519
Preferred Stocks
Brazil	19,374,342	–	–	19,374,342
Spain	–	5,769,566	–	5,769,566
Total Preferred Stocks	19,374,342	5,769,566	–	25,143,908
Total	$374,096,884	$1,698,330,543	$–	$2,072,427,427

For the International Equity Fund, fair value of Level 3, Level 2 and Level 1 investments at December 31, 2017 was $49,695, $1,738,826,768 and $351,017,631, respectively. $36,678,547 was transferred out of Level 2 into Level 1 and $10,062,804 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2017	$ 49,695
Purchases	—
Sales	(49,936)
Realized gain (loss)	1,165
Change in unrealized gain (loss)	(924)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at March 31, 2018	—*
Change in unrealized gain (loss) related to Investments still held at March 31, 2018	—

* Value of the security based on the amount it was known that it would be redeemed at, due to halt in active market.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.0%

AUSTRALIA — 1.3%
Atlassian Corp. PLC, Class A (a)	48,222	$2,600,130

CHINA — 24.7%
Alibaba Group Holding Ltd. ADR (a)	73,006	13,399,521
Baidu, Inc. ADR (a)	39,721	8,865,330
Ctrip.com International Ltd. ADR (a)	114,189	5,323,491
NetEase, Inc.	13,832	3,878,355
Tencent Holdings Ltd.	320,600	17,209,670
		48,676,367
FRANCE — 7.3%
Hermes International	6,099	3,615,195
Kering	18,168	8,713,695
L’Oreal SA	9,624	2,173,666
		14,502,556
GERMANY — 1.0%
Rocket Internet SE 144A (a)(b)	61,819	1,898,365

HONG KONG — 1.6%
AIA Group Ltd.	380,000	3,248,498

NETHERLANDS — 3.1%
ASML Holding NV	30,509	6,049,747

SPAIN — 2.7%
Inditex SA	172,600	5,426,317

SWEDEN — 1.3%
Atlas Copco AB, A Shares	60,540	2,629,361

UNITED STATES — 55.0%
Alphabet, Inc., Class C (a)	6,997	7,219,435
Amazon.com, Inc. (a)	12,738	18,436,217
Bluebird Bio, Inc. (a)	22,333	3,813,360
DexCom, Inc. (a)	28,981	2,149,231
Facebook, Inc., Class A (a)	75,306	12,033,146
Illumina, Inc. (a)	55,702	13,169,067
Intuitive Surgical, Inc. (a)	15,742	6,498,770
Ionis Pharmaceuticals, Inc. (a)	34,925	1,539,494
Netflix, Inc. (a)	28,181	8,323,258
NVIDIA Corp.	38,321	8,874,760
salesforce.com, Inc. (a)	34,124	3,968,621
Seattle Genetics, Inc. (a)	42,907	2,245,752
TAL Education Group ADR	123,493	4,580,355
Tesla, Inc. (a)	35,561	9,463,849
Under Armour, Inc., Class A (a)	115,225	1,883,929

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
UNITED STATES (continued)
Workday, Inc., Class A (a)	33,329	$4,236,449
		108,435,693
TOTAL INVESTMENTS — 98.0%
(cost $137,241,058)		$193,467,034
Other assets less liabilities — 2.0%		3,855,165
NET ASSETS — 100.0%		$197,322,199

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $1,898,365 representing 1.0% of net assets.

ADR	-	American Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$2,600,130	$–	$–	$2,600,130
China	31,466,697	17,209,670	–	48,676,367
France	–	14,502,556	–	14,502,556
Germany	–	1,898,365	–	1,898,365
Hong Kong	–	3,248,498	–	3,248,498
Netherlands	–	6,049,747	–	6,049,747
Spain	–	5,426,317	–	5,426,317
Sweden	–	2,629,361	–	2,629,361
United States	108,435,693	–	–	108,435,693
Total	$142,502,520	$50,964,514	$–	$193,467,034

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2017 was $50,913,100 and $134,825,676, respectively. There were no transfers between levels for the period ending March 31, 2018.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Positive Change Equity Fund

	Shares	Value
COMMON STOCKS — 99.1%

BELGIUM — 5.0%
Umicore SA	1,031	$54,617

BRAZIL — 1.1%
Kroton Educacional SA	3,000	12,404

CHINA — 4.4%
Tencent Holdings Ltd.	900	48,312

DENMARK — 11.7%
Chr. Hansen Holding A/S	606	52,448
Novozymes A/S, B Shares	985	51,279
Orsted A/S 144A (a)	367	23,878
		127,605
INDONESIA — 4.2%
Bank Rakyat Indonesia Persero Tbk PT (b)	173,400	45,507

IRELAND — 4.0%
Kingspan Group PLC	1,014	42,920

JAPAN — 12.8%
euglena Co., Ltd. (b)	1,200	11,712
M3, Inc.	1,200	55,137
Pigeon Corp.	600	27,109
Sysmex Corp.	500	45,431
		139,389
KENYA — 0.7%
Safaricom PLC	23,600	7,272

NETHERLANDS — 7.2%
ASML Holding NV	288	57,109
Philips Lighting NV 144A (a)	550	20,678
		77,787
SOUTH AFRICA — 3.2%
Discovery Ltd.	2,428	35,028

SWEDEN — 2.6%
Nibe Industrier AB B Shares	3,018	28,663

TAIWAN — 6.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,496	65,465

UNITED STATES — 36.2%
ABIOMED, Inc. (b)	266	77,403
Alnylam Pharmaceuticals, Inc. (b)	351	41,804
Alphabet, Inc., Class A (b)	40	41,486
DexCom, Inc. (b)	545	40,417

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Positive Change Equity Fund

	Shares	Value
UNITED STATES (continued)
Ecolab, Inc.	196	$26,866
Glaukos Corp. (b)	534	16,463
Illumina, Inc. (b)	260	61,469
Tesla, Inc. (b)	164	43,645
Xylem, Inc.	581	44,691
		394,244
TOTAL INVESTMENTS — 99.1%
(cost $990,628)		$1,079,213
Other assets less liabilities — 0.9%		9,505
NET ASSETS — 100.0%		$1,088,718

(a)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $44,556 representing 4.1% of net assets.

(b)	Non-income producing security.

ADR	-	American Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Positive Change Equity Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Belgium	$–	$54,617	$–	$54,617
Brazil	–	12,404	–	12,404
China	–	48,312	–	48,312
Denmark	–	127,605	–	127,605
Indonesia	–	45,507	–	45,507
Ireland	42,920	–	–	42,920
Japan	–	139,389	–	139,389
Kenya	–	7,272	–	7,272
Netherlands	–	77,787	–	77,787
South Africa	–	35,028	–	35,028
Sweden	–	28,663	–	28,663
Taiwan	65,465	–	–	65,465
United States	394,244	–	–	394,244
Total	$502,629	$576,584	$–	$1,079,213

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford Positive Change Equity Fund

For the Positive Change Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2017 was $447,059 and $544,184, respectively. $44,431 was transferred out of Level 2 into Level 1 and $129,518 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 96.5%

CANADA — 1.5%
Shopify, Inc., Class A (a)	184	$22,924

UNITED STATES — 95.0%
ABIOMED, Inc. (a)	214	62,272
Activision Blizzard, Inc.	202	13,627
Agios Pharmaceuticals, Inc. (a)	205	16,765
Alnylam Pharmaceuticals, Inc. (a)	215	25,606
Alphabet, Inc., Class C (a)	64	66,035
Amazon.com, Inc. (a)	107	154,865
American Express Co.	208	19,402
Celgene Corp. (a)	184	16,415
Chegg, Inc. (a)	695	14,359
CoStar Group, Inc. (a)	71	25,750
Denali Therapeutics, Inc. (a)	786	15,476
Ellie Mae, Inc. (a)	265	24,364
Facebook, Inc., Class A (a)	384	61,359
First Republic Bank	529	48,991
Fortive Corp.	304	23,566
Glaukos Corp. (a)	371	11,438
GrubHub, Inc. (a)	873	88,583
HEICO Corp., Class A	228	16,177
Illumina, Inc. (a)	238	56,268
Interactive Brokers Group, Inc., Class A	453	30,460
Markel Corp. (a)	21	24,575
MarketAxess Holdings, Inc.	333	72,407
Martin Marietta Materials, Inc.	99	20,523
Mastercard, Inc., Class A	267	46,768
Netflix, Inc. (a)	263	77,677
New Relic, Inc. (a)	239	17,715
Novocure Ltd. (a)	674	14,693
NOW, Inc. (a)	766	7,829
NVIDIA Corp.	118	27,328
Penumbra, Inc. (a)	155	17,926
Redfin Corp. (a)	859	19,611
Seattle Genetics, Inc. (a)	110	5,757
Stitch Fix, Inc., Class A (a)	697	14,135
Tableau Software, Inc., Class A (a)	297	24,004
TD Ameritrade Holding Corp.	463	27,423
Tesla, Inc. (a)	274	72,920
Under Armour, Inc., Class C (a)	900	12,915
Vertex Pharmaceuticals, Inc. (a)	149	24,284
Wabtec Corp.	243	19,780

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
UNITED STATES (continued)
Watsco, Inc.	222	$40,175
Wayfair, Inc., Class A (a)	570	38,492
		1,418,715
TOTAL INVESTMENTS — 96.5%
(cost $1,004,012)		$1,441,639
Other assets less liabilities — 3.5%		51,690
NET ASSETS — 100.0%		$1,493,329

(a)	Non-income producing security.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Canada	$22,924	$–	$–	$22,924

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

United States	1,418,715	–	–	1,418,715
Total	$1,441,639	$–	$–	$1,441,639

For the U.S. Equity Growth Fund, fair value of Level 1 investments at December 31, 2017 was $ 1,253,577. There were no transfers between levels for the period ending March 31, 2018.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 97.7%

AUSTRALIA — 5.6%
Brambles Ltd.	667,002	$5,147,826
Cochlear Ltd.	78,662	11,047,868
Mesoblast Ltd. (a)	170,761	197,177
SEEK Ltd.	386,628	5,576,481
Treasury Wine Estates Ltd.	492,348	6,432,640
		28,401,992
BRAZIL — 1.4%
Raia Drogasil SA	321,000	7,265,998

CANADA — 2.0%
Fairfax Financial Holdings Ltd.	10,022	5,080,193
Shopify, Inc., Class A (a)	40,198	5,008,269
		10,088,462
CHINA — 8.5%
Alibaba Group Holding Ltd. ADR (a)	72,952	13,389,610
Baidu, Inc. ADR (a)	38,171	8,519,386
Ctrip.com International Ltd. ADR (a)	125,726	5,861,346
JD.com, Inc. ADR (a)	191,878	7,769,140
Tsingtao Brewery Co., Ltd., Class H	1,380,057	7,247,704
		42,787,186
DENMARK — 2.7%
Novo Nordisk A/S, B Shares	99,101	4,874,368
Novozymes A/S, B Shares	169,920	8,846,083
		13,720,451
FINLAND — 1.1%
Kone Oyj, B Shares	111,378	5,558,646

FRANCE — 1.6%
Legrand SA	100,418	7,878,874

GERMANY — 5.6%
adidas AG	39,667	9,650,889
Infineon Technologies AG	305,954	8,228,101
Zalando SE 144A (a)(b)	189,112	10,319,603
		28,198,593
HONG KONG — 1.8%
AIA Group Ltd.	1,064,200	9,097,503

INDIA — 4.3%
Asian Paints Ltd.	393,890	6,796,639
Housing Development Finance Corp., Ltd.	217,987	6,140,283
Mahindra & Mahindra Ltd. GDR	533,422	6,134,353

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
INDIA (continued)
MakeMytrip Ltd. (a)	70,432	$2,443,990
		21,515,265
JAPAN — 17.0%
Advantest Corp.	209,800	4,412,296
DENSO Corp.	82,600	4,543,371
Kakaku.com, Inc.	341,600	6,045,417
Kao Corp.	92,000	6,906,761
MS&AD Insurance Group Holdings, Inc.	289,600	8,995,994
Nidec Corp.	33,900	5,217,507
Olympus Corp.	147,200	5,628,793
Pigeon Corp.	172,600	7,798,387
Shimano, Inc.	40,300	5,815,542
Shiseido Co., Ltd.	181,900	11,681,077
SMC Corp.	21,400	8,705,500
SoftBank Group Corp.	56,200	4,192,029
Sugi Holdings Co., Ltd.	51,000	2,872,082
Suruga Bank Ltd.	203,500	2,855,943
		85,670,699
MALAYSIA — 1.1%
Public Bank Bhd	901,900	5,607,670

MEXICO — 0.6%
Wal-Mart de Mexico SAB de CV	1,169,300	2,975,348

NETHERLANDS — 1.6%
ASML Holding NV	39,548	7,842,124

PHILIPPINES — 0.5%
Puregold Price Club, Inc.	2,299,400	2,311,409

PORTUGAL — 1.4%
Jeronimo Martins SGPS SA	396,006	7,202,801

RUSSIA — 0.3%
Magnit PJSC GDR Reg S	70,669	1,311,244

SINGAPORE — 3.4%
Jardine Matheson Holdings Ltd.	70,700	4,356,981
Jardine Strategic Holdings Ltd.	73,000	2,806,390
United Overseas Bank Ltd.	473,299	9,959,262
		17,122,633
SOUTH AFRICA — 4.2%
Clicks Group Ltd.	502,597	7,764,697
Naspers Ltd., N Shares	54,422	13,317,773
		21,082,470

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
SOUTH KOREA — 3.0%
NAVER Corp.	4,378	$3,258,212
Samsung Electronics Co., Ltd. GDR	4,523	5,231,954
Samsung Fire & Marine Insurance Co., Ltd.	26,265	6,626,006
		15,116,172
SPAIN — 2.5%
Distribuidora Internacional de Alimentacion SA	627,766	2,668,289
Inditex SA	308,668	9,704,116
		12,372,405
SWEDEN — 5.0%
Atlas Copco AB, A Shares	23,278	1,011,006
Atlas Copco AB, B Shares	261,210	10,199,115
Investor AB, B Shares	151,300	6,721,284
Svenska Handelsbanken AB, A Shares	558,309	6,988,264
		24,919,669
SWITZERLAND — 5.0%
Compagnie Financiere Richemont SA	89,099	8,006,602
Mettler-Toledo International, Inc. (a)	13,690	7,872,161
Schindler Holding AG, Participating Certificates	33,793	7,291,438
u-blox Holding AG (a)	12,253	2,207,604
		25,377,805
TAIWAN — 3.8%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	753,994	4,689,843
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	331,908	14,524,294
		19,214,137
THAILAND — 0.6%
Thai Beverage PCL	4,800,000	2,862,710

UNITED KINGDOM — 13.1%
ASOS PLC (a)	89,142	8,720,423
Auto Trader Group PLC 144A (b)	1,227,756	6,034,926
Burberry Group PLC	202,602	4,829,310
Hargreaves Lansdown PLC	521,894	11,979,326
Homeserve PLC	339,993	3,526,655
Intertek Group PLC	94,328	6,174,525
John Wood Group PLC	311,328	2,365,660
Johnson Matthey PLC	146,775	6,261,586
Jupiter Fund Management PLC	697,314	4,622,829
Rightmove PLC	146,519	8,944,107
Weir Group PLC (The)	97,062	2,720,800
		66,180,147
Total Common Stocks
(cost $371,526,083)		491,682,413

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
PREFERRED STOCKS — 1.1%
GERMANY — 1.1%
Sartorius AG
(cost $5,106,173)	41,686	5,833,378
TOTAL INVESTMENTS — 98.8%
(cost $376,632,256)		$497,515,791
Other assets less liabilities — 1.2%		5,910,119
NET ASSETS — 100.0%		$503,425,910

(a)	Non-income producing security.
(b)

144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the net value of these securities was $16,354,529 representing 3.2% of net assets.

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Choice Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s  Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$–	$28,401,992	$–	$28,401,992
Brazil	–	7,265,998	–	7,265,998
Canada	10,088,462	–	–	10,088,462
China	35,539,482	7,247,704	–	42,787,186
Denmark	–	13,720,451	–	13,720,451
Finland	–	5,558,646	–	5,558,646
France	–	7,878,874	–	7,878,874
Germany	–	28,198,593	–	28,198,593
Hong Kong	–	9,097,503	–	9,097,503
India	8,578,343	12,936,922	–	21,515,265
Japan	–	85,670,699	–	85,670,699
Malaysia	–	5,607,670	–	5,607,670
Mexico	2,975,348	–	–	2,975,348
Netherlands	–	7,842,124	–	7,842,124
Philippines	2,311,409	–	–	2,311,409
Portugal	–	7,202,801	–	7,202,801
Russia	–	1,311,244	–	1,311,244
Singapore	–	17,122,633	–	17,122,633
South Africa	–	21,082,470	–	21,082,470

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Portfolio of Investments

March 31, 2018 (unaudited)

Baillie Gifford International Choice Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
South Korea	$–	$15,116,172	$–	$15,116,172
Spain	–	12,372,405	–	12,372,405
Sweden	–	24,919,669	–	24,919,669
Switzerland	7,872,161	17,505,644	–	25,377,805
Taiwan	19,214,137	–	–	19,214,137
Thailand	–	2,862,710	–	2,862,710
United Kingdom	–	66,180,147	–	66,180,147
Total Common Stocks	86,579,342	405,103,071	–	491,682,413
Preferred Stocks
Germany	–	5,833,378	–	5,833,378
Total	$86,579,342	$410,936,449	$–	$497,515,791

For the International Choice Fund, fair value of Level 2 and Level 1 investments at December 31, 2017 was $390,479,313, and $112,180,765, respectively. $4,735,610 was transferred out of Level 2 into Level 1 and $40,043,605 was transferred out of Level 1 into Level 2 during the period ended March 31, 2018. Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using inputs from a third-party vendor modeling tool to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Fair Value Measurement (unaudited)

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1	-	unadjusted quoted prices in active markets for identical investments
Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund’s use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

It is each Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds’ Pricing and Valuation Procedures. This may result in movements between Levels 1, 2, and 3 throughout the period.

These transfers may result from using third-party vendor modeling tools to reflect any significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets.  With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds’ third party pricing vendor. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at March 30, 2018 is disclosed at the end of each Fund’s Portfolio of Investments.

See previously submitted notes to the financial statements for the annual period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	May 17, 2018

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	May 17, 2018

* Print the name and title of each signing officer under his or her signature.